Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2021	Jan. 31, 2019
Warrants purchased					705,882	705,882
Total revenues		$ 102,494	$ 73,250	$ 197,672	$ 351,843			$ 365,611
Operating loss		(37,990)	(87,940)	(203,826)	(55,496)			(284,343)
Loss before income taxes		(53,960)	(104,231)	2,990,651	(63,050)			(718,972)
(Benefit from) provision for income taxes		(3,521)	(14,477)	60,693	(4,304)			11,757
Net (loss) income		(49,264)	(93,722)	$ 2,764,012	$ (46,806)			$ (849,205)
(Loss) income per share:
Basic				$ 27,612.51	$ (0.35)			$ (8,483.57)
Diluted				$ 27,612.51	$ (0.35)			$ (8,483.57)
Goodwill		$ 491,519	$ 491,653	$ 495,135	$ 795,811	$ 795,811	$ 491,653	$ 1,112,820		$ 1,434,047
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Impact of Adoption
(Loss) income per share:
Goodwill									$ 123,500